Vanguard® New Jersey Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.6%)
New Jersey (90.5%)
[1]	Atlantic City Board of Education GO	4.000%	4/1/22	170	170
[1]	Atlantic City Board of Education GO	4.000%	4/1/23	150	155
[1]	Atlantic City Board of Education GO	4.000%	4/1/24	165	174
[1]	Atlantic City Board of Education GO	4.000%	4/1/25	175	188
[1]	Atlantic City Board of Education GO	4.000%	4/1/26	200	219
[1]	Atlantic City Board of Education GO	4.000%	4/1/27	210	233
[1]	Atlantic City Board of Education GO	4.000%	4/1/28	230	258
[1]	Atlantic City Board of Education GO	4.000%	4/1/29	215	244
[1]	Atlantic City Board of Education GO	4.000%	4/1/30	170	191
[1]	Atlantic City Board of Education GO	4.000%	4/1/31	175	196
[1]	Atlantic City Board of Education GO	4.000%	4/1/32	175	195
[1]	Atlantic City Board of Education GO	4.000%	4/1/33	180	200
[1]	Atlantic City Board of Education GO	4.000%	4/1/34	150	166
[1]	Atlantic City Board of Education GO	4.000%	4/1/35	175	194
	Atlantic City NJ GO	5.000%	11/1/22	3,000	3,034
[1]	Atlantic City NJ GO	4.000%	11/1/23	1,425	1,449
	Atlantic City NJ GO	5.000%	12/1/23	1,115	1,146
[2]	Atlantic City NJ GO	5.000%	3/1/26	250	282
[2]	Atlantic City NJ GO	5.000%	3/1/32	750	866
[2]	Atlantic City NJ GO	5.000%	3/1/37	1,000	1,151
[2]	Atlantic City NJ GO	5.000%	3/1/42	1,250	1,431
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/24	125	135
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/25	125	139
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/26	125	143
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/27	175	204
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/28	250	297
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/29	200	242
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/34	275	342
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/35	350	435
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/36	275	313
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/37	710	807
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/38	350	397

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/39	300	340
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/40	600	678
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/41	525	592
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/47	1,180	1,315
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/53	1,500	1,665
[1]	Atlantic County Improvement Authority Government Fund/Grant Revenue	4.000%	7/1/46	5,000	5,325
[1]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/28	3,000	3,405
	Atlantic County NJ GO	2.000%	6/1/35	1,160	1,046
	Atlantic County NJ GO	2.000%	6/1/38	785	692
	Atlantic County NJ GO	2.000%	6/1/39	1,310	1,145
	Burlington County Bridge Commission Highway Revenue	5.000%	10/1/36	1,000	1,157
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/33	1,000	1,172
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/35	1,000	1,170
	Burlington County Bridge Commission Lease Revenue	5.000%	4/15/32	555	675
	Burlington NJ GO	3.000%	5/1/32	1,695	1,808
	Burlington NJ GO	3.000%	5/1/33	1,745	1,858
	Burlington NJ GO	3.000%	5/1/34	1,790	1,905
	Camden County Improvement Authority College & University Revenue	5.000%	12/1/32	6,035	6,375
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	12,625	13,099
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/28	1,500	1,599
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/29	3,500	3,730
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/30	3,805	4,051
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/31	6,055	6,445
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/32	2,500	2,660
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/33	2,000	2,127
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/34	1,650	1,754
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/36	3,310	3,751
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/39	1,260	1,418
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/32	515	593

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/34	500	575
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/36	500	547
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/38	880	960
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/39	1,000	1,090
	Camden County NJ GO	3.000%	3/1/33	550	581
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/28	2,000	2,150
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/29	2,500	2,683
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/30	2,950	3,162
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/31	1,500	1,606
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/32	1,450	1,552
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	4.000%	11/1/34	120	125
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.250%	11/1/39	5,000	5,308
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.250%	11/1/44	13,930	14,761
[1]	Clifton Board of Education GO	2.000%	8/15/40	3,550	3,029
[1]	Clifton Board of Education GO	2.000%	8/15/41	7,780	6,519
[1]	Clifton Board of Education GO	2.125%	8/15/42	1,850	1,553
[1]	Clifton Board Of Education GO	2.125%	8/15/43	1,155	954
[2]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/54	6,000	6,607
	East Brunswick Township Board of Education GO	4.000%	5/15/33	350	405
	East Brunswick Township Board of Education GO	3.000%	5/15/37	620	649
	East Brunswick Township Board of Education GO	3.000%	5/15/38	500	522
	East Brunswick Township Board of Education GO	3.000%	5/15/39	730	761
	East Brunswick Township Board of Education GO	3.000%	5/15/40	755	786
[1]	East Orange NJ (East Orange Board Education Project) GO	5.000%	10/15/32	795	958
[1]	East Orange NJ (East Orange Board Education Project) GO	5.000%	10/15/33	610	735
[1]	East Orange NJ (East Orange Board Education Project) GO	3.000%	10/15/34	400	417
[1]	East Orange NJ (East Orange Board Education Project) GO	3.000%	10/15/35	400	415
[1]	East Orange NJ (East Orange Board Education Project) GO	4.000%	10/15/40	1,345	1,474
[2]	East Rutherford Board of Education GO	2.250%	7/15/41	668	598
	Edgewater Borough NJ GO	1.000%	2/15/34	1,105	909
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/30	165	179
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/38	545	594
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/46	815	874
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/51	1,100	1,175

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/56	3,925	4,172
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	8/1/60	1,000	1,048
[3]	Essex County Improvement Authority College & University Revenue	4.000%	7/15/40	1,575	1,689
[3]	Essex County Improvement Authority College & University Revenue	4.000%	7/15/50	2,750	2,906
	Essex County Improvement Authority Lease Revenue	4.000%	11/1/37	1,540	1,690
	Essex County Improvement Authority Lease Revenue	4.000%	11/1/38	1,000	1,097
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/33	170	212
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/34	175	218
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/35	250	312
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/36	250	311
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/37	300	341
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/38	615	698
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/39	635	720
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/40	665	752
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/41	690	779
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/51	1,600	1,777
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	1,300	1,436
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/60	3,125	3,452
	Essex County NJ GO	2.000%	9/1/33	1,905	1,808
	Essex County NJ GO	2.000%	9/1/36	1,250	1,128
	Essex County NJ GO	2.000%	9/1/37	2,035	1,825
	Essex County NJ GO	4.000%	9/1/40	1,440	1,574
	Essex County NJ GO	4.000%	9/1/41	1,440	1,573
	Essex County NJ GO	4.000%	9/1/42	1,440	1,571
	Essex County NJ GO	4.000%	9/1/43	1,440	1,569
	Essex County NJ GO	4.000%	9/1/44	1,440	1,567
	Essex County NJ GO	4.000%	9/1/45	1,440	1,565
	Essex County NJ GO	4.000%	9/1/46	1,000	1,086
	Essex County NJ GO	2.000%	9/1/47	3,900	3,120
	Essex County NJ GO	4.000%	9/1/47	1,440	1,564
	Essex County NJ GO	4.000%	9/1/48	1,440	1,563
	Ewing Township Board of Education GO	4.000%	7/15/34	3,040	3,418
	Ewing Township Board of Education GO	4.000%	7/15/35	3,045	3,417
	Ewing Township Board of Education GO	4.000%	7/15/37	3,000	3,361
	Fort Lee Borough NJ GO	2.000%	11/1/33	2,715	2,574
	Fort Lee Parking Authority Auto Parking Revenue	5.000%	9/15/46	5,500	6,311
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	6,535	5,613
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/31	1,950	2,159
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/32	1,775	1,964

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/33	2,275	2,517
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/33	275	337
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/34	1,200	1,327
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/34	350	429
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/36	1,000	1,223
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/38	1,750	1,974
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/39	1,340	1,505
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/40	650	729
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/41	275	308
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/44	1,500	1,655
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/46	1,000	1,109
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/51	1,500	1,656
[1]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/30	1,200	1,373
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/37	750	844
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/38	700	786
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/39	600	673
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/48	2,000	2,205
[2]	Harrison NJ GO	4.000%	3/1/38	1,945	2,132
	Hoboken NJ GO	3.000%	2/15/51	1,455	1,413
	Hoboken NJ GO	3.000%	2/15/52	1,455	1,410
	Howell Township NJ GO	2.000%	10/1/36	1,980	1,775
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	5/1/41	5,565	6,238
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	7,150	8,068
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/34	2,000	2,102
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/35	2,000	2,090
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/36	2,000	2,080
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/37	2,000	2,088
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/38	2,000	2,084
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/39	2,000	2,075

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/41	4,500	5,152
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/46	12,500	14,176
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	12,500	14,113
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/33	1,405	1,638
	Hudson County Improvement Authority Lease Revenue	5.000%	6/15/37	1,500	1,675
	Hudson County Improvement Authority Lease Revenue	5.000%	8/1/42	1,300	1,432
	Hudson County NJ GO	2.000%	11/15/34	1,775	1,618
	Hudson County NJ GO	2.000%	11/15/35	1,000	909
	Hudson County NJ GO	2.125%	11/15/36	1,920	1,753
	Hudson County NJ GO	2.125%	11/15/37	1,000	902
	Hudson County NJ GO	2.250%	11/15/38	1,520	1,374
	Hudson County NJ GO	2.375%	11/15/39	1,000	907
	Hudson County NJ GO	2.375%	11/15/40	1,000	904
	Industrial Pollution Control Financing Authority of Union County Industrial Revenue (Exxon Project) VRDO	0.090%	3/1/22	3,960	3,960
	Jersey City NJ GO	5.000%	11/1/31	510	598
	Jersey City NJ GO	5.000%	11/1/33	415	486
	Jersey City NJ GO	4.000%	11/1/34	2,000	2,209
	Jersey City NJ GO	4.000%	11/1/35	1,170	1,291
	Jersey City NJ GO	4.000%	11/1/36	1,765	1,945
	Jersey City NJ GO	5.000%	11/1/37	1,000	1,166
	Jersey City NJ Redevelopment Agency Miscellaneous Revenue	4.000%	12/15/31	1,000	1,187
[1]	Kearny NJ GO	3.000%	2/1/30	1,680	1,764
[1]	Maple Shade Township School District GO	3.000%	7/15/31	910	954
[1]	Maple Shade Township School District GO	3.000%	7/15/40	1,985	2,046
	Mercer County Improvement Authority Lease (Non-Terminable) Revenue (Courthouse Annex Project)	5.000%	9/1/40	2,480	2,742
	Mercer County NJ GO	0.050%	2/15/32	5,000	3,913
	Middlesex County Improvement Authority Auto Parking Revenue	4.000%	9/1/46	2,000	2,296
	Middlesex County Improvement Authority Auto Parking Revenue	4.000%	9/1/51	3,000	3,427
	Monmouth County Improvement Authority Lease Revenue	4.000%	7/15/34	1,800	1,976
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/35	525	605
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/36	500	575
	Monmouth County Improvement Authority Lease Revenue	4.000%	7/15/37	2,000	2,192
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/37	275	316
	Monmouth County Improvement Authority Lease Revenue	4.000%	7/15/38	1,500	1,642
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/38	250	287
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/39	200	229

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monmouth County NJ GO	5.000%	7/15/34	580	712
	Monmouth County NJ GO	5.000%	7/15/34	1,350	1,656
	Monmouth Regional High School District GO	3.000%	2/1/31	1,755	1,823
	Monmouth Regional High School District GO	3.000%	2/1/32	1,255	1,301
	Monmouth Regional High School District GO	3.000%	2/1/33	1,015	1,052
	Monroe Township Board of Education GO, Prere.	5.000%	3/1/25	3,000	3,328
	Monroe Township NJ GO	5.000%	1/15/29	425	514
	Monroe Township NJ GO	5.000%	1/15/30	440	541
	Monroe Township NJ GO	5.000%	1/15/31	450	550
	Monroe Township NJ GO	5.000%	1/15/32	450	548
	Monroe Township NJ GO	5.000%	1/15/33	460	560
[2]	New Brunswick NJ GO	3.000%	2/15/30	1,830	1,907
[2]	New Brunswick NJ GO	3.000%	2/15/31	1,370	1,424
[2]	New Brunswick NJ GO	3.000%	2/15/32	1,370	1,421
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/25	615	627
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/28	465	474
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/30	570	582
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/31	600	612
[1]	New Brunswick Parking Authority Auto Parking Revenue	4.000%	9/1/37	2,000	2,131
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	1,025	1,162
	New Jersey Building Authority Lease (Appropriation) Revenue	4.000%	6/15/26	605	666
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/23	200	208
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/24	880	928
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	4,145	4,500
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	470	510
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	6,025	6,525
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	1,500	1,642
	New Jersey Economic Development Authority Appropriations Revenue	4.750%	12/15/26	4,970	5,730
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	12/15/26	2,500	2,969
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	12/15/26	5,475	6,502
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	2,220	2,689
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/15/30	1,000	1,124
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	100	118
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	110	118
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	1,420	1,667
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	1,500	1,615
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/33	9,000	10,007

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	7,155	8,069
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	3,685	4,055
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	2,610	2,799
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	200	208
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	2,620	3,071
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	1,740	1,887
	New Jersey Economic Development Authority Appropriations Revenue	3.350%	7/15/36	405	410
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/37	700	765
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/37	1,440	1,678
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/38	6,790	7,799
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/38	1,280	1,488
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	9,805	10,514
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/40	9,450	10,445
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/41	5,060	5,662
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/44	2,500	2,678
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	5,000	5,513
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	3,585	4,052
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/49	2,500	2,661
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/49	3,400	3,879
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	785	839
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	5,000	5,107
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	4,005	4,091
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	2,150	2,334
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	455	494
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,500	2,813
[3]	New Jersey Economic Development Authority Charter School Aid Revenue	4.000%	6/15/29	1,330	1,395
	New Jersey Economic Development Authority Charter School Aid Revenue	4.000%	7/1/29	350	372
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	7/1/38	350	392
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	12/1/48	2,500	2,842
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	7/1/50	1,100	1,215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/54	730	766
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/30	650	756
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/42	10,000	11,601
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	8,800	9,249
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	1,530	1,557
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,250	2,351
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/41	2,105	2,248
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/49	5,000	5,466
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.375%	1/1/24	260	262
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/44	5,005	5,032
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	260	281
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/26	2,515	2,706
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/34	3,000	3,396
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/35	1,800	2,037
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	6/15/37	3,985	4,245
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/42	6,280	7,033
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/40	5,000	5,781
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/31	345	406
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/35	2,000	2,338
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/37	3,000	3,248
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/38	1,090	1,178
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/39	3,250	3,507
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/44	3,035	3,248
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/44	4,000	4,582

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/30	600	689
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	5,000	5,652
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/47	5,000	5,617
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Projects)	4.000%	6/15/47	1,680	1,773
New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/35	900	1,039
New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	1,565	1,737
New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	3,645	4,148
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/25	90	93
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,150	1,203
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	2,000	2,159
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	2,000	2,086
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	5,985	6,225
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,350	1,452
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,220	1,265
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	1,750	1,862
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	6,905	7,105
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	14,000	14,484
New Jersey Economic Development Authority Miscellaneous Revenue (Seeing Eye, Inc. 2017 Project)	5.000%	6/1/32	2,345	2,741
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	4.250%	6/15/22	495	500
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/22	2,600	2,633
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/22	3,845	3,893
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/22	2,000	2,025
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/22	5,990	6,065
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/22	1,400	1,418
New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/25	130	140
New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	9/1/26	2,960	3,207
New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/22	430	436
New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	460	508

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	350	407
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	935	1,071
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	3,000	3,405
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	295	349
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	250	272
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,430	1,446
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	490	559
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	1,500	1,517
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	565	639
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	4,000	4,545
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	490	543
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	1,575	1,593
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	1,165	1,256
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	10,265	11,662
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	6,250	7,101
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	2,150	2,431
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/32	285	309
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	1,000	1,179
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,845	3,227
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,538
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,305	2,617
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,890	3,284
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	420	500
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/33	9,695	11,459
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/33	390	422
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,500	2,896
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,340	2,652
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	3,170	3,510
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	430	463
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	95	108

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,475	2,812
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,825	2,151
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	940	1,117
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,500	2,894
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,340	2,649
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,000	2,214
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	850	915
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,475	1,668
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/35	81	88
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/35	300	338
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	565	670
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,485	1,681
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	2,100	2,324
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	2,100	2,375
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/36	1,175	1,095
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	1,800	1,939
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	775	876
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	4,975	5,862
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,095	1,297
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,250	1,383
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/37	2,350	2,174
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	2,065	2,089
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,100	1,300
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,595	1,713
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,450	1,676
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	1,225	1,265
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	1,980	2,338
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/39	2,000	1,810
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	1,050	1,237
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	10,295	11,080

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/40	2,000	1,796
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	1,290	1,516
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	4,115	4,346
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,200	2,433
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/41	3,025	2,694
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/42	515	505
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	2,390	2,418
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	2,150	2,409
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	2,900	3,215
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	1,750	2,016
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/43	1,500	1,548
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/44	9,200	9,907
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	7,220	8,391
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,000	1,051
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/47	6,000	6,252
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/47	1,750	1,949
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/47	2,845	2,980
[1]	New Jersey Educational Facilities Authority College & University Revenue	3.250%	7/1/49	1,400	1,434
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	5,395	5,116
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	11,450	12,260
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	2,850	3,122
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/24	200	216
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/26	175	199
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/28	275	325
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/29	400	481
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/30	280	342
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/31	275	341

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/32	250	309
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/33	275	339
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/34	350	360
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/35	225	231
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/36	375	424
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/37	820	842
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/38	300	338
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/39	770	784
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/40	275	279
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	5.000%	7/1/23	1,000	1,051
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	5.000%	7/1/23	2,500	2,633
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/26	10	11
	New Jersey GO	5.000%	6/1/24	5,000	5,390
	New Jersey GO	5.000%	6/1/25	5,000	5,541
	New Jersey GO	5.000%	6/1/26	5,000	5,686
	New Jersey GO	5.000%	6/1/27	5,000	5,820
	New Jersey GO	5.000%	6/1/28	5,000	5,939
	New Jersey GO	5.000%	6/1/29	2,000	2,419
	New Jersey GO	4.000%	6/1/31	8,000	9,248
	New Jersey GO	2.000%	6/1/32	3,400	3,140
	New Jersey GO	3.000%	6/1/32	4,770	5,033
	New Jersey GO	4.000%	6/1/32	10,000	11,634
	New Jersey GO	2.000%	6/1/33	1,500	1,371
	New Jersey GO	2.000%	6/1/34	2,500	2,275
	New Jersey GO	2.250%	6/1/34	2,785	2,670
	New Jersey GO	2.000%	6/1/35	1,500	1,347
	New Jersey GO	2.000%	6/1/36	1,500	1,326
	New Jersey GO	2.000%	6/1/37	1,500	1,305
	New Jersey GO	5.000%	6/1/41	2,500	2,902
	New Jersey GO, Prere.	5.000%	6/1/25	4,590	5,114
	New Jersey GO, Prere.	5.000%	6/1/25	2,760	3,075
	New Jersey GO, Prere.	5.000%	6/1/27	4,000	4,700
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program) TRAN	5.000%	10/1/28	1,225	1,424
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.500%	8/15/23	5,800	6,088

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	540	571
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	190	206
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	800	917
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	65	74
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,146
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,875	3,294
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,745	3,145
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,165	1,335
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	95	95
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,100	2,329
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,560	1,773
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.250%	7/1/29	465	503
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,335	1,518
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,950	2,157
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,100	1,251
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,530	1,870
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,850	2,047
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	500	539
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,200	1,363
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	300	346
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,445	2,851

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/32	1,695	1,757
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,455	2,987
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,370	2,761
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,000	2,092
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,082
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.125%	7/1/33	3,620	3,739
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,220	2,517
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,080	5,809
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,315	3,860
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,305	4,012
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,150	2,326
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,340	3,809
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	1,280	1,396
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	1,195	1,297
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,725	3,087
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,040	2,474
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,200	1,298
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,190	2,496
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,000	1,131
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,000	1,157
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	3,185	3,607

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	6,925	8,049
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,500	2,897
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/35	7,070	7,440
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	6.250%	7/1/35	2,115	2,121
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.000%	7/1/36	2,000	1,792
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,060	5,507
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,000	2,260
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,000	1,153
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,000	1,132
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,365	2,738
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	3,670	4,145
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,365	1,570
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,500	1,735
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,755	7,851
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,600	4,164
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,130	1,150
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	6,560	7,396
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,380	1,583
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.125%	7/1/38	3,780	3,985
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,500	2,902
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	1,030	1,046

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,755	1,975
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,395	1,594
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	8,000	9,276
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	3,500	3,787
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	6,990	7,934
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	1,145	1,162
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,395	1,589
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	1,125	1,139
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	4,335	4,624
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	16,050	17,408
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,380	1,567
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	9,795	11,011
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	3,000	3,467
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/43	4,900	5,311
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	15,775	17,926
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	4,000	4,321
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/43	8,010	8,451
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	13,525	15,052
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	17,790	19,208
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	65	68
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	3,000	3,366

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.375%	7/1/46	2,500	2,173
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/46	5,000	4,872
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	3,640	4,104
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	7,950	8,725
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	15,470	16,586
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	16,565	17,739
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/49	10,400	10,111
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.625%	7/1/51	1,500	1,344
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	10,000	9,805
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	5,000	4,800
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	12,500	13,907
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	5,000	5,757
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/57	5,000	5,743
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/57	6,250	7,281
[7]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	3/1/22	7,330	7,330
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	700	760
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	800	869
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	1,615	1,754
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	1,415	1,537
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,050	4,398
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/33	5,085	5,338

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/27	11,395	11,973
New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.375%	12/1/29	850	855
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	6,595	6,911
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	10/1/35	7,500	7,814
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/38	1,500	1,605
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.850%	10/1/39	4,830	5,104
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/40	890	825
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	11/1/40	1,000	934
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	1,000	923
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.950%	11/1/43	1,100	1,173
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/45	890	810
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/45	1,000	918
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	11/1/45	1,000	1,036
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	10/1/46	2,000	1,770
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/46	1,000	911
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/47	675	714
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/48	825	878
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	4/1/49	2,200	2,309
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	865	881
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/50	1,000	903
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.900%	11/1/50	3,000	3,105
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	11,730	12,368
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/51	1,000	901
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	4/1/52	2,000	1,752
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/53	500	533
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.625%	11/1/56	1,000	865
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/56	1,000	890
New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.125%	9/1/46	1,720	1,418
New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/40	2,705	2,302
New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/46	6,655	5,339
New Jersey Infrastructure Bank Lease Revenue	2.250%	9/1/50	1,500	1,240
New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/31	925	1,117

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/33	330	398
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/40	6,910	7,613
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/45	9,340	10,307
	New Jersey Rutgers State University College & University Revenue VRDO	0.060%	3/1/22	36,465	36,465
	New Jersey Rutgers State University College & University Revenue, Prere.	5.000%	5/1/23	7,000	7,330
	New Jersey Rutgers State University College & University Revenue, Prere.	5.000%	5/1/23	14,290	14,963
[1]	New Jersey Transportation Trust Fund Authority Appropriation Revenue	0.000%	12/15/34	285	200
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/22	595	602
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	250	258
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/23	4,060	3,920
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	145	155
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	1,215	1,149
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	710	668
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,440	1,318
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,485	1,359
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,515	2,258
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	6,020	5,354
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	4,075	4,630
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	6,580	7,468
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,075	907
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	4,705	3,924
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	755	645
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,805	6,584
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	270	306
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	5,060	4,190
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.625%	6/15/30	1,075	1,162
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	8,000	9,067
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	10,550	11,957
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	1,335	1,453
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	7,000	7,922

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	10,000	7,737
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	8,070	6,054
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,025	2,237
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	10,000	7,523
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	870	630
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	3,000	3,468
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	1,000	1,175
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/33	1,535	1,854
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	5,150	3,596
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	2,810	3,244
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	1,000	1,173
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	1,375	1,658
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	1,175	789
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	3,250	3,748
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/35	1,625	1,955
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	60	40
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	190	123
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,790	1,215
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	2,375	2,739
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	1,500	1,794
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	875	542
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	6,775	4,198
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	2,420	2,786
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	1,000	1,191
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	8,335	4,958
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,230	1,327
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	2,610	2,872
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	1,000	1,094
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/38	1,000	1,184
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	8,370	4,774

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	1,250	760
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	2,305	2,518
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	1,050	1,146
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.125%	6/15/39	3,625	3,928
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	8,620	9,311
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	1,800	1,962
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	3,180	1,663
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	1,000	1,086
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.500%	6/15/49	5,400	5,911
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/42	600	650
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.250%	6/15/43	5,500	6,368
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/46	3,000	3,397
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/31	1,000	1,160
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	4,585	4,641
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/26	470	506
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/27	4,980	5,193
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/28	355	395
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/29	2,785	2,902
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/29	2,000	2,224
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/30	400	404
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/30	450	470
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/31	1,000	1,009
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	1,600	1,672
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	400	445
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/32	10,300	10,427
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	4,000	4,049
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	1,500	1,807
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	1,500	1,803
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	1,500	1,798

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/37	1,815	2,001
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.750%	6/15/38	3,590	3,869
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,010	1,084
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	1,950	2,138
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.500%	6/15/39	5,400	5,658
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/40	2,000	2,187
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	2,000	2,181
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	5,200	5,737
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	2,000	2,176
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/44	3,630	3,787
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	1,700	1,769
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	4,000	4,314
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	5,585	6,088
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/50	1,500	1,395
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	5,500	5,908
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/32	1,000	1,157
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/33	1,000	1,155
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/34	1,000	1,154
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	1,000	1,154
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	1,000	1,080
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	2,000	2,190
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,500	1,767
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	4,500	4,847
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	1,800	1,963
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/39	1,000	1,006
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	1,250	1,359
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	1,000	1,086
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	2,000	2,337
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	6,000	6,398
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	2,000	2,271

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	6,000	6,452
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	3,000	3,464
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	4,780	4,825
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	6,040	5,615
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	4,100	4,352
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	7,000	7,484
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	2,000	2,259
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	3,000	3,450
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	1,160	840
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/33	3,860	2,695
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	2,000	1,344
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	10,000	5,703
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	1,080	590
[5,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	100	95
[5,10]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	825	756
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/38	175	106
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,600	3,072
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	150	177
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	145	159
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	3,100	3,656
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	30	35
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	1,250	1,473
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	5,000	5,559
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	120	130
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,785	4,137
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	5,000	5,743
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	7,250	8,537
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,218
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/35	4,000	4,592
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/36	650	719
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/36	3,890	4,574
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/37	2,500	2,755
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	9,755	11,459
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	3,000	3,502
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	7,665	8,610
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	12,525	13,636
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	14,795	16,046
[2]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	965	1,049
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	1,500	1,640
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	4,000	4,695
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	11,500	12,761
[3,7]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.300%	3/3/22	11,915	11,915
[2]	Newark Board of Education GO	5.000%	7/15/31	500	627

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Newark Board of Education GO	5.000%	7/15/32	500	626
[2]	Newark Board of Education GO	5.000%	7/15/33	520	650
[2]	Newark Board of Education GO	4.000%	7/15/35	500	578
[2]	Newark Board of Education GO	4.000%	7/15/36	525	605
[2]	Newark Board of Education GO	4.000%	7/15/37	450	518
[2]	Newark Board of Education GO	3.000%	7/15/38	1,350	1,392
[2]	Newark Board of Education GO	3.000%	7/15/39	1,550	1,595
[2]	Newark Board of Education GO	3.000%	7/15/40	3,025	3,107
[2]	Newark Board of Education GO	3.000%	7/15/41	2,355	2,415
[2]	Newark Board of Education GO	3.000%	7/15/42	2,300	2,353
[4]	Newark Housing Authority Scholarship Foundation A New Jersey Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	2,500	2,935
	Newark Housing Authority Scholarship Foundation A New Jersey Non Lease Revenue (Newark Redevelopment Project)	4.000%	1/1/37	8,600	9,286
	North Brunswick Township Board of Education GO	3.250%	8/15/31	395	419
	North Brunswick Township Board of Education GO	3.375%	8/15/36	1,940	2,062
	North Brunswick Township Board of Education GO	3.375%	8/15/37	1,695	1,799
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/37	1,485	1,985
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/38	1,000	1,346
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/39	1,100	1,483
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/40	1,100	1,485
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/41	1,000	1,359
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/42	1,045	1,428
	Passaic County Improvement Authority Auto Parking Revenue	5.000%	5/1/42	2,500	2,833
	Passaic County Improvement Authority Lease (Non-Terminable) Revenue (DPW Building Project)	5.000%	5/1/33	720	794
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/33	110	128
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/34	125	145
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/36	145	153
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/37	150	158
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/44	755	777
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/34	1,000	1,164
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/35	1,200	1,394
	Passaic County NJ GO	3.000%	5/1/32	540	581
	Passaic County NJ GO	3.000%	11/1/35	3,000	3,147
	Passaic County NJ GO	1.000%	12/1/35	1,675	1,357
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/36	1,495	1,558
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/37	1,935	2,010
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/38	970	1,003

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/39	500	515
	Pennsauken Township School District GO	4.000%	7/15/38	2,525	2,695
[2]	Perth Amboy NJ GO	5.000%	3/15/29	690	835
[2]	Perth Amboy NJ GO	5.000%	3/15/30	600	737
[2]	Perth Amboy NJ GO	5.000%	3/15/31	750	938
	Rancocas Valley Regional High School District GO	3.000%	3/15/39	1,300	1,348
	Rancocas Valley Regional High School District GO	3.000%	3/15/40	1,300	1,346
[2]	Salem County NJ GO	3.000%	6/15/33	270	280
	Salem County NJ GO	2.000%	6/15/36	1,680	1,502
	Salem County NJ GO	2.000%	6/15/37	1,835	1,630
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/39	2,440	2,675
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/49	2,500	2,783
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/22	2,780	2,859
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	250	258
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	200	241
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,140	1,373
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	500	613
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	450	486
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	500	610
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	500	609
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	750	809
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	500	608
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	500	607
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	10,925	11,727
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/40	2,125	2,311
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	3,250	3,929
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	8,410	9,780
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	3,525	4,228
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	11,735	12,558
[2]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	3,265	3,572
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	4,000	4,109
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	5,000	5,136
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	3,010	3,092
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	2,050	2,106
	South Orange & Maplewood School District GO	2.250%	11/1/37	1,120	1,017
	South Orange & Maplewood School District GO	2.250%	11/1/38	1,000	895

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Orange & Maplewood School District GO	2.000%	8/15/40	1,550	1,298
	South Orange & Maplewood School District GO	2.125%	8/15/41	1,525	1,293
	South Orange & Maplewood School District GO	2.500%	11/1/42	3,100	2,955
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,650	1,810
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,405	1,576
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,955	2,277
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,739
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,535	1,773
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,550	4,086
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,850	3,272
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,750	3,151
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,000	2,287
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	2,920	3,333
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	2,000	2,278
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,100	3,351
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	3,050	3,472
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	18,255	20,497
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	3,660	4,076
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	14,250	16,246
	Toms River Board of Education GO	3.000%	7/15/30	1,150	1,193
	Toms River Board of Education GO	3.000%	7/15/31	1,500	1,553
	Toms River Board of Education GO	3.000%	7/15/33	2,000	2,067
	Union City NJ GO	5.000%	11/1/23	1,060	1,121
[3,7]	Union County NJ Improvements Authority Lease (Appropriation) Revenue TOB VRDO	0.230%	3/3/22	4,000	4,000
	Union Township NJ/Union County GO	1.000%	8/1/32	1,094	950
	West Deptford Township NJ GO	3.000%	2/15/30	645	680
	West Deptford Township NJ GO	3.000%	2/15/32	640	670
					2,350,434
Delaware (1.1%)
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/34	170	207
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	1,000	1,048
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/35	170	207
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/35	350	445
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	1,000	1,045
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	170	206
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	300	380
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	1,000	1,044
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	350	442
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	170	206
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	1,000	1,043
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	170	206
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	500	630
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/39	2,300	2,589

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/39	1,000	1,159
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	150	181
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/40	700	810
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	170	205
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/41	450	520
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	185	222
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/42	750	864
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	9,980	10,317
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	170	204
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/44	2,000	2,234
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/46	1,000	1,142
					27,556
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue, Prere.	5.500%	7/1/23	3,000	3,171
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	200	217
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	115	123
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,135	1,216
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	1,355	1,447
[1]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	100	102
					6,276
New York (4.1%)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	1,050	1,189
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	5,560	6,803
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/36	5,000	5,901
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,140	3,542
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	4,825	5,388
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	1,310	1,474
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/38	3,800	4,543
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	4,000	4,456
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	1,000	1,122
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	4,560	5,068
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	4,090	4,431
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	3,150	3,570
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	935	1,048
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/43	2,500	2,737
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/46	2,500	2,787
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/47	4,000	4,622
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	3,740	4,422

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	9,530	10,450
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/51	2,250	2,496
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/55	5,080	5,696
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	2,500	3,012
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/56	5,010	5,762
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	4/15/57	4,000	4,569
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/15/57	3,000	3,477
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	4,405	5,224
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	2,500	2,754
[3,7]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.270%	3/7/22	20	20
					106,563
Pennsylvania (3.1%)
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/31	1,540	1,796
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	2,250	2,616
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	135	165
[2]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/34	2,660	2,846
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	1,000	1,161
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	135	164
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	4,530	5,253
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	175	212
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	2,260	2,619
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	155	188
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	2,515	2,916
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	150	181
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/38	215	260
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/39	170	205
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	12,000	13,862
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	5,500	6,335
	Delaware River Port Authority Highway Revenue	5.000%	1/1/31	1,730	2,102
	Delaware River Port Authority Highway Revenue	5.000%	1/1/33	3,000	3,198
	Delaware River Port Authority Highway Revenue	5.000%	1/1/35	1,420	1,714
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	12,040	12,803
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	1,000	1,202
	Delaware River Port Authority Highway Revenue	5.000%	1/1/38	3,900	4,681

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Delaware River Port Authority Highway Revenue	5.000%	1/1/39	3,500	4,195
Delaware River Port Authority Highway Revenue	5.000%	1/1/40	2,510	2,667
Delaware River Port Authority Highway Revenue	5.000%	1/1/40	4,080	4,883
Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/24	455	470
Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/27	2,660	2,743
				81,437
Puerto Rico (0.6%)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	430	409
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,204	1,066
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,622	1,357
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	130	101
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	6,461	7,059
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	687	751
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	50	55
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	70	77
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	445	144
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	4,297	4,808
				15,827
Total Tax-Exempt Municipal Bonds (Cost $2,510,761)				2,588,093
Total Investments (99.6%) (Cost $2,510,761)				2,588,093
Other Assets and Liabilities—Net (0.4%)				9,683
Net Assets (100%)				2,597,776
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, the aggregate value was $23,739,000, representing 0.9% of net assets.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
6	Securities with a value of $567,000 have been segregated as initial margin for open futures contracts.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2022.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
GO—General Obligation Bond.
Prere.—Prerefunded.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2022	259	30,635	145

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2022	(99)	(13,991)	(148)
Ultra Long U.S. Treasury Bond	June 2022	(55)	(10,227)	(129)
				(277)
				(132)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,588,093	—	2,588,093
Derivative Financial Instruments
Assets
Futures Contracts[1]	145	—	—	145
Liabilities
Futures Contracts[1]	277	—	—	277
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.